Document and Entity Information	Sep. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2025
Entity Registrant Name	ECHOSTAR CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33807
Entity Tax Identification Number	26-1232727
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	SATS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001415404
Amendment Flag	false
DISH NETWORK CORPORATION [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2025
Entity Registrant Name	DISH NETWORK CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-39144
Entity Tax Identification Number	88-0336997
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001001082
Amendment Flag	false
HUGHES SATELLITE SYSTEMS CORPORATION [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2025
Entity Registrant Name	HUGHES SATELLITE SYSTEMS CORPORATION
Entity Incorporation, State or Country Code	CO
Entity File Number	333-179121
Entity Tax Identification Number	45-0897865
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001533758
Amendment Flag	false
DISH DBS CORP [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2025
Entity Registrant Name	DISH DBS CORPORATION
Entity Incorporation, State or Country Code	CO
Entity File Number	333-31929
Entity Tax Identification Number	84-1328967
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001042642
Amendment Flag	false